Derivative instruments - Gains (Losses) Related to Hedging Derivative Portfolio Recognized in the Income Statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in the consolidated income statement due to fair value and cash flow hedging relationships	$ 7	$ 11	$ (2)
Interest rate contracts | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) on cash flow hedges	7	0	0
Interest rate contracts | Long-term debt | Interest expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized on derivatives	486	(328)	(197)
Gain or (loss) recognized on hedged item	(483)	330	190
Interest rate contracts | Securities available-for-sale | Interest revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized on derivatives	(795)	284	82
Gain or (loss) recognized on hedged item	788	(273)	(97)
FX contracts | Other revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) on cash flow hedges	0	2	8
FX contracts | Trading revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) on cash flow hedges	0	0	2
FX contracts | Staff expense
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) on cash flow hedges	3	(4)	10
FX contracts | Securities available-for-sale
Derivative Instruments, Gain (Loss) [Line Items]
Gain from components excluded from assessment of fair value hedge effectiveness, net	2	(1)
FX contracts | Securities available-for-sale | Other revenue
Derivative Instruments, Gain (Loss) [Line Items]
Gain or (loss) recognized on derivatives	9	(2)	0
Gain or (loss) recognized on hedged item	$ (8)	$ 2	$ 0